Details of Significant Accounts - Recapitalization - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reverse Recapitalization
Goodwill and other intangible asset recognized			$ 0
Number of warrants issued			20,850
Professional service expenditures				$ 5,888	$ 1,594
Recapitalization Listing Expense				65,264
Listing expense recognized in profit or loss				$ 71,152	$ 1,594
Forward Purchase Agreements
Reverse Recapitalization
Number of shares issued (in shares)	6,764	5,500		5,500
Number of warrants issued				2,750
Aggregate purchase price		$ 55,000		$ 55,000
Share price per share (in USD per share)	$ 8.35
Subscription Agreements
Reverse Recapitalization
Number of shares issued (in shares)				5,000
Aggregate purchase price				$ 50,000
Share price per share (in USD per share)				$ 10.00